Green Owl Intrinsic Value Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS — 99.76% Shares Fair Value
Communications — 24.56%
Alphabet, Inc., Class A
(a)
373 $ 1,009,364
Alphabet, Inc., Class C
(a)
2,452 6,654,655
Booking Holdings, Inc.
(a)
1,161 2,851,567
Charter Communications, Inc., Class A
(a)
4,064 2,411,334
Expedia Group, Inc.
(a)
8,660 1,587,291
GoDaddy , Inc., Class A
(a)
26,010 1,969,217
Meta Platforms, Inc., Class A
(a)
13,360 4,185,155
Walt Disney Co. (The)
(a)
19,688 2,814,793
23,483,376
Consumer Discretionary — 16.64%
Amazon.com, Inc.
(a)
1,140 3,410,277
CarMax, Inc.
(a)
13,768 1,530,589
General Motors Co.
(a)
62,140 3,276,642
Gildan Activewear , Inc. 65,235 2,598,310
Hasbro, Inc. 22,505 2,081,262
Las Vegas Sands Corp.
(a)
32,479 1,422,580
Lowe's Cos., Inc. 6,730 1,597,365
15,917,025
Consumer Staples — 7.47%
Dollar Tree, Inc.
(a)
14,748 1,935,233
Philip Morris International, Inc. 50,675 5,211,923
7,147,156
Financials — 19.58%
American Express Co. 11,760 2,114,683
Aon PLC, Class A 6,622 1,830,586
Berkshire Hathaway, Inc., Class B
(a)
15,300 4,789,205
Blackstone Group L.P. (The), Class A
(b)
17,189 2,268,432
Charles Schwab Corp. (The) 34,665 3,040,121
Citigroup, Inc. 17,105 1,113,878
JPMorgan Chase & Co. 12,745 1,893,907
Northern Trust Corp. 14,392 1,678,683
18,729,495
Health Care — 4.99%
Becton, Dickinson and Co. 16,720 4,249,221
Covetrus , Inc.
(a)
28,735 519,241
4,768,462
Industrials — 4.87%
Hayward Holdings, Inc.
(a)
12,812 252,268
Jacobs Engineering Group, Inc. 7,225 940,551
Keysight Technologies, Inc.
(a)
7,050 1,190,181
Lockheed Martin Corp. 250 97,283
Quanta Services, Inc. 21,236 2,181,361
4,661,644
Technology — 21.65%
Apple, Inc. 21,970 3,839,917
Arista Networks, Inc.
(a)
16,120 2,003,877

Green Owl Intrinsic Value Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS — 99.76% - (continued) Shares Fair Value
Technology — 21.65% - (continued)
Autodesk, Inc.
(a)
10,066 $ 2,514,386
Motorola Solutions, Inc. 14,500 3,363,130
salesforce.com, Inc.
(a)
8,480 1,972,702
Splunk , Inc.
(a)
11,867 1,470,559
SS&C Technologies Holdings, Inc. 26,775 2,138,519
Visa, Inc., Class A 15,013 3,395,490
20,698,580
Total Common Stocks (Cost $55,746,805) 95,405,738
MONEY MARKET FUNDS - 0.24%
Federated Hermes Treasury Obligations Fund, Institutional Class, 0.01%
(c)
231,282 231,282
Total Money Market Funds (Cost $231,282) 231,282
Total Investments — 100.00% (Cost $55,978,087) 95,637,020
Other Assets in Excess of Liabilities — 0.00% 3,864
NET ASSETS — 100.00% $ 95,640,884
(a) Non-income producing security.
(b) Master Limited Partnership
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.